Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Trading Symbol	MBOT
Entity Registrant Name	MICROBOT MEDICAL INC.
Entity Central Index Key	0000883975